Income Taxes (Details 4) - USD ($)			7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning balance			$ 0	$ 0
Change for tax positions			0	31,006
Ending balance	$ 31,006	$ 0	$ 0	31,006
Liabilities from unrecognized tax benefits	$ 0			$ 0
Federal
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Statute of limitations regarding tax returns	3 years	3 years
California
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Statute of limitations regarding tax returns	4 years	4 years